Pension and Other Post-Retirement Benefits - Defined contribution plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined contribution plan expense	$ 18,083	$ 13,262	$ 12,143
Defined Benefit Plan, Benefit Obligation, Business Combination	918	2,393
Defined Benefit Plan, Benefit Obligation	21,473	21,615	16,563
Fair value of plan assets at beginning of year	6,717	6,665	5,487
Defined Benefit Plan, Funded (Unfunded) Status of Plan	(14,756)	(14,950)
Service costs	1,441	1,136	870
Interest cost	323	292	$ 311
Plan participant contributions	134	124
Actuarial (gains) losses	(503)	695
Benefit payments	(872)	(357)
Defined Benefit Plan, Plan Assets, Administration Expense	(43)	(40)
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	(257)	0
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Curtailment	0	510
Effect of foreign currency translation	(1,283)	1,319
Actual return on plan assets	262	213
Defined Benefit Plan, Plan Assets, Payment for Settlement	(257)	0
Plan participant contributions	134	124
Defined Benefit Plan, Plan Assets, Business Combination	0	99
Employer contributions	1,366	583
Benefit payments	(872)	(357)
Effect of foreign currency translation	$ (538)	$ 556